THE CHACONIA INCOME & GROWTH FUND, INC.
                                File No. 33-37426

Supplement dated August 16, 2002 to
Prospectus dated April 30, 2002

Directors:

     On June 28, 2002, the Board of Directors of The Chaconia Income & Growth Fund, Inc. elected two (2) new directors, Anthony T. Bryan and Margaret Godson-Phillips. In connection with the election of the new directors, the following paragraph amends and replaces the first paragraph under the caption "BOARD OF DIRECTORS" on page 7 of the Prospectus of both the Income & Growth Fund and the ACS Fund:


          The Manager is subject to the authority of the Board of Directors. The Board of Directors is presently comprised of seven members, five of whom reside outside the United States in the Republic of Trinidad and Tobago. More details regarding the individual Directors and the duties of the Board of Directors can be found in the Statement of Additional Information.

                     THE CHACONIA INCOME & GROWTH FUND, INC.
                                File No. 33-37426

Supplement dated August 16, 2002 to
Statement of Additional Information dated April 30, 2002

Directors:

     On June 28, 2002, the Board of Directors of The Chaconia Income & Growth Fund, Inc. elected two (2) new directors, Anthony T. Bryan and Margaret Godson-Phillips. In connection with the election of the new directors, the Statement of Additional Information of the Income & Growth Fund and the ACS Fund are amended and supplemented as follows:

     1. Discussion on Directors. The second paragraph under the caption "DIRECTORS AND OFFICERS" on page 11 of the Statement of Additional Information of the Income & Growth Fund and the ACS Fund are amended and supplemented as follows:

          The Board of Directors is presently comprised of seven members, five of whom reside outside the United States. Directors Clarry Benn, Judy Chang, Renrick Nickie, Roosevelt Williams and Margaret Godson-Phillips are residents of the Republic of Trinidad and Tobago. Judy Chang serves as Chair of the Board of Directors. Clarry Benn and Renrick Nickie also serve as executive officers of the Company.

     2. Directors' and Officers' Table. In connection with the election of the new directors, the following table supplements the table under the caption "DIRECTORS AND OFFICERS" on pages 12 through 14 of the Statement of Additional Information of the Income & Growth Fund and on pages 13 through 14 of the Statement of Additional Information of the ACS Fund:

---------------------------  -----------  -----------------  -------------------  -------------
                                                                  Principal           Other
                             Position(s)   Term of Office       Occupation(s)     Directorships
                             Held With     And Length of         during Last         Held by
Name, Address and Age        Registrant     Time Served          Five Years          Director
---------------------------  -----------  -----------------  -------------------  -------------
Disinterested Persons

---------------------------  -----------  -----------------  -------------------  -------------
Dr. Anthony T. Bryan(#)      Independent  Indefinite, until  Professor,                None
Age: 62                       Director    successor elected  University of Miami
82 Independence Square                                       9/92 to Present.
Port-of-Spain
Trinidad and Tobago,
West Indies
---------------------------  -----------  -----------------  -------------------  -------------


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

---------------------------  -----------  -----------------  -------------------  -------------
                                                                  Principal           Other
                             Position(s)   Term of Office       Occupation(s)     Directorships
                             Held With     And Length of         during Last         Held by
Name, Address and Age        Registrant     Time Served          Five Years          Director
---------------------------  -----------  -----------------  -------------------  -------------
Disinterested Persons

---------------------------  -----------  -----------------  -------------------  -------------
Margaret Godson-Phillips(#)  Independent  Indefinite, until  Retired, 7/01 to          None
Age: 56                       Director    successor elected  Present; Internal
77 Bacolet Point                                             Oversignt, CARICOM,
Scarborough, Tobago,                                         8/96 to 7/01.
West Indies
---------------------------  -----------  -----------------  -------------------  -------------

(#)  This person was elected to the Board of Directors on June 28, 2002. Prior to such date, this person was not a member of the Board of Directors.

     3. Compensation Table. In connection with the election of the new directors, the following table supplements the table under the caption "COMPENSATION TABLE" on page 14 of the Statement of Additional Information of the Income & Growth Fund and on page 15 of the Statement of Additional Information of the ACS Fund:

---------------------------  ------------  -------------------  -------------  -----------------
                              Aggregate        Pension or         Estimated          Total
                             Compensation  Retirement Benefits     Annual      Compensation from
                                 From      Accrued as part of   Benefits upon    Company Paid
Name of Person                 the Fund     Company Espenses     Retirement       to Directors
---------------------------  ------------  -------------------  -------------  -----------------
Anthony T. Bryan#                 $0               $0                $0              $0
Margaret Godson-Phillips(#)       $0               $0                $0              $0
---------------------------  ------------  -------------------  -------------  -----------------
(#)  This person was not a director of the Fund during 2001.

4. Ownership of Management Table. In connection with the election of the new directors, the following table supplements the table under the caption "OWNERSHIP OF MANAGEMENT" on page 15 of the Statement of Additional Information of both the Income & Growth Fund and the ACS Fund:

--------------------------------------------------------------------------------
Name of Director                   Dollar Range of Equity Securities in the Fund
--------------------------------------------------------------------------------
Disinterested Persons

   Anthony T. Bryan                                    None
   Margaret Godson-Phillips                         $1-$10,000
--------------------------------------------------------------------------------

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